AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
AMOUNTS RECEIVABLE AND OTHER ASSETS
Sales tax refundable	$ 199,184	$ 25,354
Contributions receivable (note 7 (b))	0	1
Prepaid insurance and expense	19,167	23,462
Total	$ 218,351	$ 48,817